Investment in equity affiliates, joint ventures and other projects construction entities (Yamal), Yamal LNG Contribution to Combined Revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [Abstract]
Revenue	€ 6,433.7	€ 5,748.5
Yamal [Member]
Revenue [Abstract]
Revenue	€ 454.8	€ 396.9	€ 1,396.7